Provisions - Present Value of the DBO and the Fair Value of the Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
PROVISIONS
Present value of the DBO	€ 1,357	€ 1,321
Thereof fully or partially funded plans	1,271	1,252
Thereof unfunded plans	86	69
Fair value of the plan assets	1,223	1,181
Net defined benefit liability (asset)	134	140
Non-current other financial assets	2	0
Non-current provisions	136	140
Domestic Plans
PROVISIONS
Present value of the DBO	857	854
Thereof fully or partially funded plans	857	854
Thereof unfunded plans	0	0
Fair value of the plan assets	848	843
Net defined benefit liability (asset)	9	11
Non-current other financial assets	0	0
Non-current provisions	9	11
Present value of the DBO provides for lumpsum Payments	794	789
Foreign Plans
PROVISIONS
Present value of the DBO	382	369
Thereof fully or partially funded plans	336	324
Thereof unfunded plans	46	45
Fair value of the plan assets	319	290
Net defined benefit liability (asset)	63	79
Non-current other financial assets	1	0
Non-current provisions	64	79
Present value of the DBO provides for Annuity Payments	329	316
Other Post Employment Plans
PROVISIONS
Present value of the DBO	118	98
Thereof fully or partially funded plans	78	74
Thereof unfunded plans	40	24
Fair value of the plan assets	56	48
Net defined benefit liability (asset)	62	50
Non-current other financial assets	1	0
Non-current provisions	€ 63	€ 50